Fees Summary	Jul. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 290,145,000.00
Previously Paid Amount	0.00
Total Fee Amount	44,421.20
Total Offset Amount	0.00
Net Fee	44,421.20
Narrative - Max Aggregate Offering Price	$ 290,145,000.00
Final Prospectus	true